Annual Total Returns - Fidelity® California AMT Tax-Free Money Market Fund [BarChart] - NF_02.28 Fidelity California AMT Tax-Free Money Market Fund Retail Class 2 - PRO-01 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Retail Class
Sep. 20, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.22%
Annual Return 2017	0.57%
Annual Return 2018	1.14%
Annual Return 2019	1.14%
Annual Return 2020	0.34%
Annual Return 2021	0.01%